U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1.	Name and address of issuer:

T. Rowe Price International Funds, Inc.
100 East Pratt Street
Baltimore, MD 21202

2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed
for all series and classes of securities of the issuer,
check the box but do not list series or classes):   / /

T. Rowe Price International Stock Fund


3.	Investment Company Act File Number:  811-2958
Securities Act File Number:  2-65539

4a.	Last day of fiscal year for which this Form is
filed:

October 31, 2000

4b.	/ /  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c.	/ /  Check box if this is the last time the issuer
will be filing the Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):						$5,027,928,019

(ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year:		$4,813,545,312

(iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal year
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the Commission:	$1,113,515,000

(iv)	Total available redemption credits
[add items 5(ii) and 5(iii)]:				-$5,927,060,312

(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv) from
Item 5(i):								($0)

(vi)	Redemption credits available for use in future
years - if Item 5(I)is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:  		($899,132,293)

(vii)	Multiplier for determining registration fee (See
Instruction C.9):						     x .000250

(viii)	Registration fee due [multiply Item 5(v)
by Item 5(vii)]  (enter ?0? if no fee is due):		$0

6.	Prepaid Shares

If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

7.	Interest due - if this Form is being
filed more than 90 days after the end
of the issuer?s fiscal year (see
Instruction D):							+$   -0-

8. 	Total of the amount of the registration
fee due plus any interest due [line 5(viii)
plus line 7]:							$0

9.	Date the registration fee and any interest
payment was sent to the Commission's lock box depository: on or about January 12, 2001

Method of delivery:  Wire transfer

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


Joseph A. Carrier, Treasurer
By (Signature and Title)*

January 16, 2001




U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1.	Name and address of issuer:

T. Rowe Price International Funds, Inc.
100 East Pratt Street
Baltimore, MD 21202

2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed
for all series and classes of securities of the issuer,
check the box but do not list series or classes):   / /


T. Rowe Price International Discovery Fund

3.	Investment Company Act File Number:  811-2958

Securities Act File Number:  2-65539

4a.	Last day of fiscal year for which this Form is
filed:

October 31, 2000

4b.	/ /  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c.	/ /  Check box if this is the last time the issuer
will be filing the Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):							$952,694,800

(ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year:		$727,954,191

(iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal year
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the Commission:	$128,675,000

(iv)	Total available redemption credits
[add items 5(ii) and 5(iii)]:				-$856,629,191

(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv) from
Item 5(i):							$96,065,609

(vi)	Redemption credits available for use in future
years - if Item 5(I)is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:  		($-0-)

(vii)	Multiplier for determining registration fee (See
Instruction C.9):						     x .000250

(viii)	Registration fee due [multiply Item 5(v)
by Item 5(vii)]  (enter ?0? if no fee is due):		$24,016.40

6.	Prepaid Shares

If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 6,519,944 shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

7.	Interest due - if this Form is being
filed more than 90 days after the end
of the issuer?s fiscal year (see
Instruction D):							+$       -0-

8. 	Total of the amount of the registration
fee due plus any interest due [line 5(viii)
plus line 7]:							$        -0-

9.	Date the registration fee and any interest
payment was sent to the Commission's lock box depository: on or about January 12, 2001

Method of delivery:  Wire transfer

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


Joseph A. Carrier, Treasurer
By (Signature and Title)*

January 16, 2001





U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1.	Name and address of issuer:

T. Rowe Price International Funds, Inc.
100 East Pratt Street

Baltimore, MD 21202

2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed
for all series and classes of securities of the issuer,
check the box but do not list series or classes):   / /

T. Rowe Price European Stock Fund

3.	Investment Company Act File Number:  811-2958

Securities Act File Number:  2-65539

4a.	Last day of fiscal year for which this Form is
filed:

October 31, 2000

4b.	/ /  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c.	/ /  Check box if this is the last time the issuer
will be filing the Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):							$720,379,802

(ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year:		$831,831,985

(iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal year
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the Commission:	$28,409,000

(iv)	Total available redemption credits
[add items 5(ii) and 5(iii)]:					-$860,240,985

(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv) from
Item 5(i):								$-0-

(vi)	Redemption credits available for use in future
years - if Item 5(I)is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:  		($139,861,183)

(vii)	Multiplier for determining registration fee (See
Instruction C.9):						     x .000250

(viii)	Registration fee due [multiply Item 5(v)

by Item 5(vii)]  (enter ?0? if no fee is due):		$-0-

6.	Prepaid Shares

If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

7.	Interest due - if this Form is being
filed more than 90 days after the end
of the issuer?s fiscal year (see
Instruction D):							+$       -0-

8. 	Total of the amount of the registration
fee due plus any interest due [line 5(viii)
plus line 7]:							$-0-

9.	Date the registration fee and any interest
payment was sent to the Commission's lock box depository: on or about January 12, 2001

Method of delivery:  Wire transfer

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


Joseph A. Carrier, Treasurer
By (Signature and Title)*

January 16, 2001





U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1.	Name and address of issuer:

T. Rowe Price International Funds, Inc.
100 East Pratt Street
Baltimore, MD 21202

2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed
for all series and classes of securities of the issuer,
check the box but do not list series or classes):   / /

T. Rowe Price New Asia Fund

3.	Investment Company Act File Number:  811-2958

Securities Act File Number:  2-65539

4a.	Last day of fiscal year for which this Form is
filed:

October 31, 2000

4b.	/ /  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c.	/ /  Check box if this is the last time the issuer
will be filing the Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):						$1,441,816,866

(ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year:		$1,601,775,164

(iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal year
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the Commission:	$835,385,000

(iv)	Total available redemption credits
[add items 5(ii) and 5(iii)]:				-$2,437,160,164

(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv) from
Item 5(i):							$-0-

(vi)	Redemption credits available for use in future
years - if Item 5(I)is less than Item 5(iv)

[subtract Item 5(iv) from Item 5(I)]:  		($995,343,298)

(vii)	Multiplier for determining registration fee (See
Instruction C.9):						     x .000250

(viii)	Registration fee due [multiply Item 5(v)
by Item 5(vii)]  (enter ?0? if no fee is due):		$     -0-

6.	Prepaid Shares

If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

7.	Interest due - if this Form is being
filed more than 90 days after the end
of the issuer?s fiscal year (see
Instruction D):							+$       -0-

8. 	Total of the amount of the registration
fee due plus any interest due [line 5(viii)
plus line 7]:							$        -0-

9.	Date the registration fee and any interest
payment was sent to the Commission's lock box depository: on or about January 12, 2001

Method of delivery:  Wire transfer

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


Joseph A. Carrier, Treasurer
By (Signature and Title)*

January 16, 2001





U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1.	Name and address of issuer:

T. Rowe Price International Funds, Inc.
100 East Pratt Street
Baltimore, MD 21202

2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed
for all series and classes of securities of the issuer,
check the box but do not list series or classes):   / /

T. Rowe Price Japan Fund

3.	Investment Company Act File Number:  811-2958

Securities Act File Number:  2-65539

4a.	Last day of fiscal year for which this Form is
filed:

October 31, 2000

4b.	/ /  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c.	/ /  Check box if this is the last time the issuer
will be filing the Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):							$441,006,022

(ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year:		$598,990,923

(iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal year
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the Commission:	$-0-

(iv)	Total available redemption credits
[add items 5(ii) and 5(iii)]:						-$598,990,923


(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv) from
Item 5(i):								$-0-

(vi)	Redemption credits available for use in future
years - if Item 5(I)is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:  		($157,984,901)

(vii)	Multiplier for determining registration fee (See
Instruction C.9):						     x .000250

(viii)	Registration fee due [multiply Item 5(v)
by Item 5(vii)]  (enter ?0? if no fee is due): 		$-0-

6.	Prepaid Shares

If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

7.	Interest due - if this Form is being
filed more than 90 days after the end
of the issuer?s fiscal year (see
Instruction D):							+$       -0-

8. 	Total of the amount of the registration
fee due plus any interest due [line 5(viii)
plus line 7]:							$-0-

9.	Date the registration fee and any interest
payment was sent to the Commission's lock box depository: on or about January 12, 2001

Method of delivery:  Wire transfer

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


Joseph A. Carrier, Treasurer
By (Signature and Title)*

January 16, 2001






U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1.	Name and address of issuer:

T. Rowe Price International Funds, Inc.
100 East Pratt Street
Baltimore, MD 21202

2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed
for all series and classes of securities of the issuer,
check the box but do not list series or classes):   / /

T. Rowe Price Latin America Fund

3.	Investment Company Act File Number:  811-2958

Securities Act File Number:  2-65539

4a.	Last day of fiscal year for which this Form is
filed:

October 31, 2000

4b.	/ /  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c.	/ /  Check box if this is the last time the issuer
will be filing the Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):							$144,361,061

(ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year:		$169,684,401

(iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal year

ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the Commission:	$147,807,000

(iv)	Total available redemption credits
[add items 5(ii) and 5(iii)]:				-$317,491,401

(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv) from
Item 5(i):							$-0-

(vi)	Redemption credits available for use in future
years - if Item 5(I)is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:  		($173,130,340)

(vii)	Multiplier for determining registration fee (See
Instruction C.9):						     x .000250

(viii)	Registration fee due [multiply Item 5(v)
by Item 5(vii)]  (enter ?0? if no fee is due):		$0

6.	Prepaid Shares

If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

7.	Interest due - if this Form is being
filed more than 90 days after the end
of the issuer?s fiscal year (see
Instruction D):							+$       -0-

8. 	Total of the amount of the registration
fee due plus any interest due [line 5(viii)
plus line 7]:							$0

9.	Date the registration fee and any interest
payment was sent to the Commission's lock box depository: on or about January 12, 2001

Method of delivery:  Wire transfer

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


Joseph A. Carrier, Treasurer
By (Signature and Title)*

January 16, 2001





U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1.	Name and address of issuer:

T. Rowe Price International Funds, Inc.
100 East Pratt Street
Baltimore, MD 21202

2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed
for all series and classes of securities of the issuer,
check the box but do not list series or classes):   / /

T. Rowe Price Emerging Markets Stock Fund

3.	Investment Company Act File Number:  811-2958

Securities Act File Number:  2-65539

4a.	Last day of fiscal year for which this Form is
filed:

October 31, 2000

4b.	/ /  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c.	/ /  Check box if this is the last time the issuer
will be filing the Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant

to section 24(f):							$128,377,693

(ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year:		$88,276,873

(iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal year
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the Commission:	$8,791,000

(iv)	Total available redemption credits
[add items 5(ii) and 5(iii)]:				-$97,067,873

(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv) from
Item 5(i):								$31,309,820

(vi)	Redemption credits available for use in future
years - if Item 5(I)is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:  		($-0-)

(vii)	Multiplier for determining registration fee (See
Instruction C.9):						     x .000250

(viii)	Registration fee due [multiply Item 5(v)
by Item 5(vii)]  (enter ?0? if no fee is due):		$7,827.46

6.	Prepaid Shares

If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

7.	Interest due - if this Form is being
filed more than 90 days after the end
of the issuer?s fiscal year (see
Instruction D):							+$       -0-

8. 	Total of the amount of the registration
fee due plus any interest due [line 5(viii)
plus line 7]:							$7,827.46

9.	Date the registration fee and any interest
payment was sent to the Commission's lock box depository: on or about January 12, 2001

Method of delivery:  Wire transfer

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


Joseph A. Carrier, Treasurer
By (Signature and Title)*

January 16, 2001





U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1.	Name and address of issuer:

T. Rowe Price International Funds, Inc.
100 East Pratt Street
Baltimore, MD 21202

2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed
for all series and classes of securities of the issuer,
check the box but do not list series or classes):   / /

T. Rowe Price Global Stock Fund

3.	Investment Company Act File Number:  811-2958

Securities Act File Number:  2-65539

4a.	Last day of fiscal year for which this Form is
filed:

October 31, 2000

4b.	/ /  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c.	/ /  Check box if this is the last time the issuer

will be filing the Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):							$84,907,384

(ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year:		$56,678,456

(iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal year
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the Commission:	$-0-

(iv)	Total available redemption credits
[add items 5(ii) and 5(iii)]:				-$56,678,456

(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv) from
Item 5(i):								$28,228,928

(vi)	Redemption credits available for use in future
years - if Item 5(I)is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:  		($-0-)

(vii)	Multiplier for determining registration fee (See
Instruction C.9):						     x .000250

(viii)	Registration fee due [multiply Item 5(v)
by Item 5(vii)]  (enter ?0? if no fee is due):		$7,057.23

6.	Prepaid Shares

If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

7.	Interest due - if this Form is being
filed more than 90 days after the end
of the issuer?s fiscal year (see
Instruction D):							+$       -0-

8. 	Total of the amount of the registration
fee due plus any interest due [line 5(viii)
plus line 7]:							$7,057.23


9.	Date the registration fee and any interest
payment was sent to the Commission's lock box depository: on or about January 12, 2001

Method of delivery:  Wire transfer

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


Joseph A. Carrier, Treasurer
By (Signature and Title)*

January 16, 2001







U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1.	Name and address of issuer:

T. Rowe Price International Funds, Inc.
100 East Pratt Street
Baltimore, MD 21202

2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed
for all series and classes of securities of the issuer,
check the box but do not list series or classes):   / /

T. Rowe Price International Growth & Income Fund

3.	Investment Company Act File Number:  811-2958

Securities Act File Number:  2-65539

4a.	Last day of fiscal year for which this Form is
filed:

October 31, 2000

4b.	/ /  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c.	/ /  Check box if this is the last time the issuer

will be filing the Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):							$10,428,201

(ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year:		$9,830,289

(iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal year
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the Commission:	$-0-

(iv)	Total available redemption credits
[add items 5(ii) and 5(iii)]:				-$9,830,289

(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv) from
Item 5(i):								$597,912

(vi)	Redemption credits available for use in future
years - if Item 5(I)is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:  		($-0-)

(vii)	Multiplier for determining registration fee (See
Instruction C.9):						     x .000250

(viii)	Registration fee due [multiply Item 5(v)
by Item 5(vii)]  (enter ?0? if no fee is due):		$149.48

6.	Prepaid Shares

If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

7.	Interest due - if this Form is being
filed more than 90 days after the end
of the issuer?s fiscal year (see
Instruction D):							+$       -0-

8. 	Total of the amount of the registration
fee due plus any interest due [line 5(viii)
plus line 7]:							$149.48


9.	Date the registration fee and any interest
payment was sent to the Commission's lock box depository: on or about January 12, 2001

Method of delivery:  Wire transfer

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


Joseph A. Carrier, Treasurer
By (Signature and Title)*

January 16, 2001





U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1.	Name and address of issuer:

T. Rowe Price International Funds, Inc.
100 East Pratt Street
Baltimore, MD 21202

2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed
for all series and classes of securities of the issuer,
check the box but do not list series or classes):   / /

T. Rowe Price International Stock Fund - Advisor Class

3.	Investment Company Act File Number:  811-2958

Securities Act File Number:  2-65539

4a.	Last day of fiscal year for which this Form is
filed:

October 31, 2000

4b.	/ /  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c.	/ /  Check box if this is the last time the issuer

will be filing the Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):							$2,672,137

(ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year:		$1,086,261

(iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal year
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the Commission:	$-0-

(iv)	Total available redemption credits
[add items 5(ii) and 5(iii)]:				-$1,086,261

(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv) from
Item 5(i):								$1,585,876

(vi)	Redemption credits available for use in future
years - if Item 5(I)is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:  		($-0-)

(vii)	Multiplier for determining registration fee (See
Instruction C.9):						     x .000250

(viii)	Registration fee due [multiply Item 5(v)
by Item 5(vii)]  (enter ?0? if no fee is due):		$396.47

6.	Prepaid Shares

If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

7.	Interest due - if this Form is being
filed more than 90 days after the end
of the issuer?s fiscal year (see
Instruction D):							+$       -0-

8. 	Total of the amount of the registration
fee due plus any interest due [line 5(viii)
plus line 7]:							$396.47


9.	Date the registration fee and any interest
payment was sent to the Commission's lock box depository: on or about January 12, 2001

Method of delivery:  Wire transfer

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


Joseph A. Carrier, Treasurer
By (Signature and Title)*

January 16, 2001



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1.	Name and address of issuer:

T. Rowe Price International Funds, Inc.
100 East Pratt Street
Baltimore, MD 21202

2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed
for all series and classes of securities of the issuer,
check the box but do not list series or classes):   / /

T. Rowe Price Emerging Europe & Mediterranean Fund

3.	Investment Company Act File Number:  811-2958

Securities Act File Number:  2-65539

4a.	Last day of fiscal year for which this Form is
filed:

October 31, 2000

4b.	/ /  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c.	/ /  Check box if this is the last time the issuer

will be filing the Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):							$29,883,995

(ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year:		$482,933

(iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal year
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the Commission:	$-0-

(iv)	Total available redemption credits
[add items 5(ii) and 5(iii)]:				-$482,933

(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv) from
Item 5(i):								$29,401,062

(vi)	Redemption credits available for use in future
years - if Item 5(I)is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(I)]:  		($-0-)

(vii)	Multiplier for determining registration fee (See
Instruction C.9):						     x .000250

(viii)	Registration fee due [multiply Item 5(v)
by Item 5(vii)]  (enter ?0? if no fee is due):		$7,350.27

6.	Prepaid Shares

If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

7.	Interest due - if this Form is being
filed more than 90 days after the end
of the issuer?s fiscal year (see
Instruction D):							+$       -0-

8. 	Total of the amount of the registration
fee due plus any interest due [line 5(viii)
plus line 7]:							$7,350.27


9.	Date the registration fee and any interest
payment was sent to the Commission's lock box depository: on or about January 12, 2001

Method of delivery:  Wire transfer

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


Joseph A. Carrier, Treasurer
By (Signature and Title)*

January 16, 2001